Schedule of Investments (unaudited)
August 31, 2021
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
TransDigm Group, Inc.(a)	88,152	$ 53,549,695
Capital Markets — 4.4%
Morgan Stanley	682,228	71,245,070
S&P Global, Inc.	341,250	151,453,575
		222,698,645
Chemicals — 1.3%
Sherwin-Williams Co.	214,392	65,104,419
Containers & Packaging — 1.1%
Ball Corp.	586,803	56,309,616
Entertainment — 4.2%
Netflix, Inc.(a)	194,297	110,591,910
Sea Ltd., ADR(a)	301,891	102,135,763
		212,727,673
Health Care Equipment & Supplies — 2.5%
Danaher Corp.	270,738	87,762,430
Intuitive Surgical, Inc.(a)	38,629	40,697,969
		128,460,399
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	179,856	74,868,657
Hotels, Restaurants & Leisure — 0.6%
Domino’s Pizza, Inc.	61,501	31,789,252
Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	157,533	76,132,548
Interactive Media & Services — 12.6%
Alphabet, Inc., Class A(a)	85,775	248,228,561
Facebook, Inc., Class A(a)	588,400	223,227,192
Match Group, Inc.(a)	311,043	42,749,750
Snap, Inc., Class A(a)	1,591,575	121,134,773
		635,340,276
Internet & Direct Marketing Retail — 12.1%
Amazon.com, Inc.(a)	120,370	417,778,992
Etsy, Inc.(a)	349,788	75,645,153
MercadoLibre, Inc.(a)	63,539	118,655,906
		612,080,051
IT Services — 11.6%
Mastercard, Inc., Class A	452,504	156,670,460
PayPal Holdings, Inc.(a)	293,311	84,667,153
Shopify, Inc., Class A(a)	39,085	59,596,027
Twilio, Inc., Class A(a)	139,895	49,936,919
Visa, Inc., Class A	818,760	187,577,916
Wix.com Ltd.(a)(b)	217,764	48,361,029
		586,809,504
Life Sciences Tools & Services — 1.1%
Lonza Group AG, Registered Shares	63,767	53,929,439
Machinery — 0.7%
Fortive Corp.	492,485	36,379,867
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	768,340	27,959,893
Pharmaceuticals — 2.7%
AstraZeneca PLC, ADR	501,534	29,229,402
Eli Lilly & Co.	100,177	25,874,717
Zoetis, Inc.	388,863	79,545,815
		134,649,934
Security	Shares	Value
Professional Services — 2.1%
CoStar Group, Inc.(a)(b)	485,375	$ 41,130,677
TransUnion	552,200	67,108,866
		108,239,543
Road & Rail — 1.1%
Uber Technologies, Inc.(a)	536,353	20,992,856
Union Pacific Corp.	147,657	32,017,944
		53,010,800
Semiconductors & Semiconductor Equipment — 9.2%
Analog Devices, Inc.	537,975	87,663,026
ASML Holding NV, Registered Shares(b)	211,483	176,173,798
Marvell Technology, Inc.	1,703,735	104,251,545
NVIDIA Corp.	423,687	94,842,335
		462,930,704
Software — 19.5%
Adobe, Inc.(a)	195,146	129,518,400
Autodesk, Inc.(a)	211,883	65,702,799
Crowdstrike Holdings, Inc., Class A(a)(b)	94,373	26,518,813
Intuit, Inc.	273,823	155,013,939
Microsoft Corp.	1,405,293	424,229,851
RingCentral, Inc., Class A(a)	99,642	25,135,691
ServiceNow, Inc.(a)	241,264	155,287,161
		981,406,654
Specialty Retail — 0.4%
TJX Cos., Inc.	304,341	22,131,678
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	1,090,772	165,611,913
Textiles, Apparel & Luxury Goods — 3.4%
LVMH Moet Hennessy Louis Vuitton SE	56,281	41,693,548
NIKE, Inc., Class B	788,867	129,957,950
		171,651,498
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.(a)	230,090	31,526,932
Total Common Stocks — 99.2% (Cost: $2,095,075,105)		5,005,299,590
Preferred Securities
Preferred Stocks — 0.6%
Interactive Media & Services — 0.6%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $20,129,982)(a)(c)(d)	183,711	30,884,737
Total Preferred Securities — 0.6% (Cost: $20,129,982)		30,884,737
Total Long-Term Investments — 99.8% (Cost: $2,115,205,087)		5,036,184,327

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(e)(f)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	10,984,094	$ 10,984,094
SL Liquidity Series, LLC, Money Market Series, 0.13%(g)	21,605,569	21,612,051
Total Short-Term Securities — 0.7% (Cost: $32,596,145)		32,596,145
Total Investments — 100.5% (Cost: $2,147,801,232)		5,068,780,472
Liabilities in Excess of Other Assets — (0.5)%		(23,694,427)
Net Assets — 100.0%		$ 5,045,086,045
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,884,737, representing 0.6% of its net assets as of period end, and an original cost of $20,129,982.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 21,582,078	$ —	$ (10,597,984)(a)	$ —	$ —	$ 10,984,094	10,984,094	$ 254	$ —
SL Liquidity Series, LLC, Money Market Series	—	21,612,051(a)	—	—	—	21,612,051	21,605,569	12,533(b)	—
				$ —	$ —	$ 32,596,145		$ 12,787	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Capital Appreciation Fund, Inc.
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 53,549,695	$ —	$ —	$ 53,549,695
Capital Markets	222,698,645	—	—	222,698,645
Chemicals	65,104,419	—	—	65,104,419
Containers & Packaging	56,309,616	—	—	56,309,616
Entertainment	212,727,673	—	—	212,727,673
Health Care Equipment & Supplies	128,460,399	—	—	128,460,399
Health Care Providers & Services	74,868,657	—	—	74,868,657
Hotels, Restaurants & Leisure	31,789,252	—	—	31,789,252
Industrial Conglomerates	76,132,548	—	—	76,132,548
Interactive Media & Services	635,340,276	—	—	635,340,276
Internet & Direct Marketing Retail	612,080,051	—	—	612,080,051
IT Services	586,809,504	—	—	586,809,504
Life Sciences Tools & Services	—	53,929,439	—	53,929,439
Machinery	36,379,867	—	—	36,379,867
Metals & Mining	27,959,893	—	—	27,959,893
Pharmaceuticals	134,649,934	—	—	134,649,934
Professional Services	108,239,543	—	—	108,239,543
Road & Rail	53,010,800	—	—	53,010,800
Semiconductors & Semiconductor Equipment	462,930,704	—	—	462,930,704
Software	981,406,654	—	—	981,406,654
Specialty Retail	22,131,678	—	—	22,131,678
Technology Hardware, Storage & Peripherals	165,611,913	—	—	165,611,913
Textiles, Apparel & Luxury Goods	129,957,950	41,693,548	—	171,651,498
Wireless Telecommunication Services	31,526,932	—	—	31,526,932
Preferred Securities	—	—	30,884,737	30,884,737
Short-Term Securities
Money Market Funds	10,984,094	—	—	10,984,094
	$ 4,920,660,697	$ 95,622,987	$ 30,884,737	5,047,168,421
Investments valued at NAV(a)				21,612,051
				$ 5,068,780,472
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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